Intangible assets, net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible assets, net
Amortization of Intangible Assets	¥ 670,953	¥ 693,761	¥ 688,572